LEASES	6 Months Ended
Jun. 30, 2025
Leases [Abstract]
LEASES	LEASES
The Company has operating leases for real estate properties for office and warehouse spaces with initial terms between approximately 1 and 11 years, respectively. Some of the Company’s lease contracts include options to extend the leases for up to 5 years. Our lease agreements generally do not contain any residual value guarantees or restrictive covenants.
The Company determines if a contract contains a lease at inception of the arrangement based on whether the Company has the right to obtain substantially all of the economic benefits from the use of an identified asset and whether the Company has the right to direct the use of an identified asset in exchange for consideration, which relates to an asset that the Company does not own. Right of use (“ROU”) assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. The Company includes options that are reasonably certain to be exercised as part of the lease term. The Company may negotiate termination clauses in anticipation of any changes in market conditions but generally, these termination options are not exercised and not considered in the determination of the lease term. Lease liabilities are recognized at the present value of the future lease payments at the lease commencement date. ROU assets are recognized on the balance sheet based on the lease liability adjusted for any initial direct costs, lease incentives received, and prepaid rent. The Company may elect to apply the short-term lease exception for leases with a term of 12 months or less. These leases will be not be recognized as an ROU asset or lease liability. The short-term lease payments will be expensed on a straight-line basis over the lease term.
The interest rate used to determine the present value of the future lease payments is the Company’s incremental borrowing rate (“IBR”), because the interest rate implicit in most of the Company’s leases is not readily determinable. The IBR is a hypothetical rate based on the Company’s understanding of what its credit rating would be, and resulting interest the Company would pay, to borrow an amount equal to the lease payments in a similar economic environment over the lease term on a collateralized basis. Lease payments may be fixed or variable, however, only fixed payments or in-substance fixed payments are included in the Company’s lease liability calculation. Variable lease payments may include costs such as common area maintenance, utilities, or other costs. Variable lease payments are recognized in operating expenses in the period in which the obligation for those payments is incurred. The Company has elected not to separate non-lease components from lease components and accounts for them as a single lease component. The Company has also elected the short-term lease recognition exemption for all leases that qualify.
The Company’s lease expenses of $1.9 million and $1.8 million during the six months ended June 30, 2025 and six months ended June 30, 2024 were composed of operating lease costs. The Company does not have any finance leases, short-term lease costs or variable lease costs.
Supplemental cash flow information related to the Company’s operating leases was as follows:

(In thousands)	Six months ended June 30, 2025	Six months ended June 30, 2024
Cash paid for amounts included in the measurement of operating lease liabilities:	$2,009	$1,882
Right-of-use assets obtained in exchange for new operating lease liabilities:	$174	$131

Texas Leases
In December 2021 and July 2022, Obagi entered into a lease for a warehouse and office space, respectively, in Texas as part of their plans to relocate headquarters from California. The warehouse and office space leases will expire in 2032 and 2033, respectively.
The warehouse space was never made operational and in 2023, the Company permanently decided not to use the warehouse with no intention to occupy or utilize the space in the future, and actively began marketing the space for sublease. The Company entered into a sublease for the warehouse space that will run through February 2032 with annual rent of $0.3 million. The sublease does not contain a provision for early termination or extension at the end of the lease.
In September 2023, Obagi vacated the Texas office space and relocated its headquarters back to California, permanently deciding to not use the office with no intention to occupy or utilize the space in the future, and actively began marketing the space for sublease. The Company has entered into a sublease for the office space that will run through December 2025 with annual rent of $0.4 million. The sublease does not contain a provision for early termination or extension at the end of the lease.
The Company estimated the fair values using discounted cash flows from the estimated net sublease rental income as of the date the decision to sublease was made. The impairment charges are included in selling, general and administrative expense in the condensed consolidated statements of operations and comprehensive loss.